INCOME TAXES	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes have been based on the following components of Income before taxes:

	For the Years Ended September 30,
	2025	2024	2023
Domestic	$83,154	$329,276	$263,215
Non-U.S.	90	2,817	4,110
	$83,244	$332,093	$267,325
Provision (benefit) for income taxes on income was comprised of the following:

	For the Years Ended September 30,
	2025	2024	2023
Current	$95,218	$88,449	$84,638
Deferred	(32,221)	(1,952)	(6,694)
Total	$62,997	$86,497	$77,944
U.S. Federal	$45,395	$68,788	$56,261
State and local	17,507	16,974	17,932
Non-U.S.	95	735	3,751
Total provision	$62,997	$86,497	$77,944

Differences between the effective income tax rate applied to Income before taxes and the U.S. Federal statutory income tax rate are presented in the table below.

	For the Years Ended September 30,
	2025	2024	2023
U.S. Federal statutory income tax rate	21.0%	21.0%	21.0%
State and local taxes, net of Federal benefit	8.0%	3.7%	4.6%
Non-U.S. taxes - foreign permanent items and taxes	0.1%	—%	0.1%
Change in tax contingency reserves	—%	(0.5)%	(0.2)%
Tax Reform-Repatriation of Foreign Earnings and GILTI	(1.4)%	(0.3)%	0.3%
Change in valuation allowance	—%	—%	1.0%
Other non-deductible/non-taxable items, net	1.4%	—%	—%
Non-deductible officer's compensation	8.5%	1.7%	2.2%
Research and U.S. foreign tax credits	(1.1)%	(0.2)%	(0.3)%
Goodwill impairment	41.8%	—%	—%
Share based compensation	(3.4)%	(0.2)%	0.5%
Other	0.8%	0.8%	—%
Effective tax rate	75.7%	26.0%	29.2%
The tax effect of temporary differences that give rise to future deferred tax assets and liabilities are as follows:

	At September 30,
	2025	2024
Deferred tax assets:
Bad debt reserves	$2,103	$2,491
Inventory reserves	8,219	7,086
Deferred compensation (equity compensation and defined benefit plans)	6,739	7,036
Compensation benefits	6,121	5,052
Insurance reserve	1,918	2,411
Restructuring reserve	826	2,616
Warranty reserve	4,392	5,130
Lease liabilities	46,454	47,824
Net operating loss	27,750	25,299
Tax credits	5,933	5,933
Research & development	10,329	4,510
Other reserves and accruals	5,160	5,167
	125,944	120,555
Valuation allowance	(30,703)	(26,989)
Total deferred tax assets	95,241	93,566
Deferred tax liabilities:
Goodwill and intangibles	(99,174)	(126,523)
Property, plant and equipment	(19,872)	(19,903)
Right-of-use assets	(43,498)	(45,112)
Unremitted foreign earnings	(1,514)	(1,896)
Other	(1,068)	(723)
Total deferred tax liabilities	(165,126)	(194,157)
Net deferred tax liabilities	$(69,885)	$(100,591)

The components of the net deferred tax liability, by balance sheet account, were as follows:

	At September 30,
	2025	2024
Other assets	$—	$—
Assets held for sale	209	495
Other liabilities	(65,066)	(99,864)
Liabilities held for sale	(5,028)	(1,222)
Net deferred liability	$(69,885)	$(100,591)

In 2025 and 2024, the net increases in the valuation allowance of $3,714 and $8,997, respectively are the result of a determination that certain state and foreign net operating losses of the AMES U.S. and U.K. operations will not be realized.

At September 30, 2025 and 2024, Griffon's policy election under APB 23 is to indefinitely reinvest the undistributed earnings of certain non-U.S. subsidiaries. As of September 30, 2025, we have approximately $122,964 of undistributed earnings of non-U.S. subsidiaries. Of these undistributed earnings, $38,703 were previously subjected to U.S. federal income tax. The Company has not provided deferred taxes on the outside basis differences in its continuing operations investments in the non-U.S. subsidiaries as these outside basis differences are currently considered indefinitely reinvested. Under ASC 740-30, the Company is no longer permanently reinvested in the discontinued operations of AMES Canada, Australia and U.K. The Company may repatriate earnings of its discontinued operations non-U.S. subsidiaries where excess cash has accumulated and may be subject to additional non-U.S. withholding taxes and U.S. state income taxes.
At September 30, 2025, Griffon had no loss carryforwards for U.S. tax purposes and $75,849 for non-U.S. tax purposes. At September 30, 2024, Griffon had no loss carryforwards for U.S. tax purposes and $63,217 for non-U.S. tax purposes. The non-U.S. loss carryforwards expire in varying amounts beginning in 2027 to indefinite carryforward.

At September 30, 2025 and 2024, Griffon had state and local loss carryforwards of $221,855 and $228,485, respectively. The state and local loss carryforwards expire in varying amounts beginning in 2026 to indefinite carryforward.

At September 30, 2025 and 2024, Griffon had federal tax credit carryforwards of $5,933 in both years, which expire in 2028.

We believe it is more likely than not that the benefit from certain federal, state, and non-U.S. tax attributes will not be realized. In recognition of this risk, we have provided a valuation allowance as of September 30, 2025 and 2024 of $30,703 and $26,989, respectively, on the deferred tax assets. As it becomes probable that the benefits of these attributes will be realized, the reversal of valuation allowance will be recognized as a reduction of income tax expense.
Griffon files U.S. Federal, state and local tax returns, as well as applicable returns in Canada, Australia, U.K. and other non-U.S. jurisdictions. Griffon’s U.S. Federal income tax returns are no longer subject to income tax examination for years before 2022. Griffon's major U.S. state and other non-U.S. jurisdictions are no longer subject to income tax examinations for years before 2017. Various U.S. state and statutory tax audits are currently underway.

The following is a roll forward of unrecognized tax benefits:

Balance at September 30, 2023	$6,292
Additions based on tax positions related to the current year	154
Additions based on tax positions related to prior years	35
Reductions based on tax positions related to prior years	(2,735)
Lapse of Statutes	(140)
Balance at September 30, 2024	$3,606
Additions based on tax positions related to the current year	39
Additions based on tax positions related to prior years	11
Reductions based on tax positions related to prior years	(130)
Lapse of Statutes	(440)
Balance at September 30, 2025	$3,086
If recognized, the amount of potential unrecognized tax benefits that would impact Griffon’s effective tax rate is $1,603. Griffon recognizes potential accrued interest and penalties related to unrecognized tax benefits in income tax expense. At September 30, 2025 and 2024, the combined amount of accrued interest and penalties related to tax positions taken or to be taken on Griffon’s tax returns and recorded as part of the reserves for uncertain tax positions was $402 and $310, respectively. Griffon cannot reasonably estimate the extent to which other existing liabilities for uncertain tax positions may increase or decrease within the next twelve months as a result of the progression of ongoing tax audits or other events. Griffon believes that it has adequately provided for all open tax years by tax jurisdiction.

The Organization for Economic Co-operation and Development released the Global Anti-base Erosion Model Rules for Pillar Two (“Pillar Two”), which defined a 15% global minimum tax. Australia, Canada, U.K., Ireland, and other countries have enacted or are considering changes in their tax laws and regulations based on Pillar Two, some of which became effective for the Company in 2025. The Company has evaluated the impact of Pillar Two under the safe harbor provisions and currently there is no impact to the Company's financial statements.

On July 4, 2025, the One Big Beautiful Bill Act ("OBBBA") was enacted in the U.S. The OBBBA includes significant tax related provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The legislation has multiple effective dates, with certain provisions effective in the Company's fiscal year 2025 and others to be implemented through 2027. The Company evaluated the OBBBA and there is no material impact on its financial position or results of operations in the current year.